10. SEGMENTS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Segment Reporting [Abstract]
Schedule of segments
	Six Months Ended September 30,
	2018	2017
Revenues:
Aethlon	$149,625	$–
ESI	–	–
Total Revenues	$149,624	$–

Operating Losses:
Aethlon	$(2,369,907)	$(2,373,066)
ESI	(74,319)	(23,356)
Total Operating Loss	$(2,444,226)	$(2,396,422)

Net Losses:
Aethlon	$(2,480,117)	$(3,130,772)
ESI	(74,319)	(23,356)
Net Loss Before Non-Controlling Interests	$(2,554,436)	$(3,154,128)

Cash:
Aethlon	$5,076,872	$919,612
ESI	1,733	460
Total Cash	$5,078,605	$920,072

Total Assets:
Aethlon	$5,270,690	$1,118,433
ESI	1,733	27,545
Total Assets	$5,272,423	$1,145,978

Capital Expenditures:
Aethlon	$–	$23,705
ESI	–	–
Capital Expenditures	$–	$23,705

Depreciation and Amortization:
Aethlon	$16,040	$18,651
ESI	–	–
Total Depreciation and Amortization	$16,040	$18,651

Interest Expense:
Aethlon	$(110,210)	$(250,583)
ESI	–	–
Total Interest Expense	$(110,210)	$(250,583)

The following tables set forth certain information regarding our segments:

	Fiscal Years Ended March 31,
	2018	2017
Revenues:
Aethlon	$149,625	$392,073
ESI	–	–
Total Revenues	$149,625	$392,073

Operating Losses:
Aethlon	$(4,729,719)	$(5,945,293)
ESI	(101,397)	(153,064)
Total Operating Loss	$(4,831,116)	$(6,098,357)

Net Losses:
Aethlon	$(5,598,440)	$(7,153,662)
ESI	(101,397)	(153,064)
Net Loss Before Non-Controlling Interests	$(5,699,837)	$(7,306,726)

Cash:
Aethlon	$6,972,450	$1,558,667
ESI	1,620	1,034
Total Cash	$6,974,070	$1,559,701

Total Assets:
Aethlon	$7,350,284	$1,698,249
ESI	1,620	28,119
Total Assets	$7,351,904	$1,726,368

Capital Expenditures:
Aethlon	$24,823	$16,433
ESI	–	–
Capital Expenditures	$24,823	$16,433

Depreciation and Amortization:
Aethlon	$35,658	$22,370
ESI	--	10,043
Total Depreciation and Amortization	$35,658	$32,413

Interest Expense:
Aethlon	$361,597	$304,330
ESI	–	–
Total Interest Expense	$361,597	$304,330